Stock Awards and Stock-Based Compensation - Schedule of Stock Options Activity (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 13, 2020	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Beginning balance (in shares)		387,770	387,109	387,109	395,002	346,806
Options granted (in shares)	281,648	2,675	2,647	5,322	7,443	52,347
Options exercised (in shares)			(1,230)	(1,230)	(15,121)
Options canceled and forfeited (in shares)		(937)	(756)	(1,693)	(215)	(4,151)
Ending balance (in shares)		389,508	387,770	389,508	387,109	395,002	346,806
Options vested and exercisable (in shares)		389,508		389,508	387,109
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)		$ 6.37	$ 6.40	$ 6.40	$ 6.40	$ 6.30
Options granted (in dollars per share)		2.24	3.01	2.57	3.20	7.55
Options exercised (in dollars per share)			3.25	3.25	6.30
Options canceled and forfeited (in dollars per share)		6.40	7.94	7.09	4.40	3.85
Ending balance (in dollars per share)		6.34	$ 6.37	6.34	6.40	$ 6.40	$ 6.30
Options vested and exercisable (in dollars per share)		$ 6.34		$ 6.34	$ 6.40
Weighted Average Remaining Contractual Life (years)
Outstanding		11 months 23 days	1 year 2 months 15 days	11 months 23 days	1 year 5 months 12 days	2 years 5 months 1 day	3 years 2 months 15 days
Options vested and exercisable		11 months 23 days		11 months 23 days	1 year 5 months 12 days
Aggregate Intrinsic Value
Outstanding					$ 0	$ 5,365,737
Options vested and exercisable					$ 0